Note 7 - Risk Management - Headings Of Balance under Market Risk (Details) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial assets at fair value through profit or loss classified as held for trading [Member]
Headings Of Balance under Market Risk Line Items
Amount Of The Balance Sheet Under VaR		€ 57,486	€ 59,008	€ 64,623
Amount Of The Balance Sheet Other Metric Market Risk	[1]	28,459	441	1,480
Available for sale financial assets [Member]
Headings Of Balance under Market Risk Line Items
Amount Of The Balance Sheet Under VaR		5,652	5,661	7,119
Amount Of The Balance Sheet Other Metric Market Risk	[1]	19,125	24,083	28,771
Equity instruments [Member]
Headings Of Balance under Market Risk Line Items
Amount Of The Balance Sheet Under VaR		0	0	0
Amount Of The Balance Sheet Other Metric Market Risk	[1]	2,046	2,404	3,559
Hedging Derivatives Assets [Member]
Headings Of Balance under Market Risk Line Items
Amount Of The Balance Sheet Under VaR		688	829	1,041
Amount Of The Balance Sheet Other Metric Market Risk	[1]	1,061	1,397	1,415
Financial Liabilities Held For Trading [Member]
Headings Of Balance under Market Risk Line Items
Amount Of The Balance Sheet Under VaR		38,844	42,468	47,491
Amount Of The Balance Sheet Other Metric Market Risk	[1]	40,026	2,526	2,223
Hedging Derivatives Liabilities [Member]
Headings Of Balance under Market Risk Line Items
Amount Of The Balance Sheet Under VaR		550	1,157	1,305
Amount Of The Balance Sheet Other Metric Market Risk	[1]	€ 910	€ 638	€ 689

[1]	(*) Includes mainly assets and liabilities managed by ALCO.